Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity [Abstract]
STOCKHOLDERS’ EQUITY

Note 12 – STOCKHOLDERS’ EQUITY

Common shares

In April 2021, a total of 455,000 common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) were issued to four investors with cash proceeds of $2,730,000. The shares were sold without registration under the Securities Act of 1933 in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and rules promulgated under the Securities Act as sales to accredited investors. The Company’s intention was to use the proceeds of this offering for working capital and general working purposes. There were no discounts or brokerage fees associated with this offering.

On September 30, 2021, the Company and certain investors entered into a securities purchase agreement in connection with a registered direct offering, pursuant to which the Company agreed to sell to the investors an aggregate of 500,000 of its common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) at purchase price of $17.80 per share (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split). The registered direct Offering closed on September 30, 2021 and the Company received approximately $8.2 million net proceeds from the issuance of 500,000) common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) to investors, after deducting placement agent fees and estimated offering expenses.

On November 3, 2021, the Company and certain investors entered into a securities purchase agreement in connection with a registered direct offering, pursuant to which the Company agreed to sell to the investors an aggregate of 750,000 its common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) at purchase price of $12.80 per share (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split). The registered direct offering closed on November 3, 2021 and the Company received approximately $8.9 million net proceeds from the issuance of 750,000 common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) to investors, after deducting placement agent fees and estimated offering expenses.

On June 14, 2022, our Board approved to effect a reverse stock split of our common shares at the ratio of one-for-twenty with the market effective date of June 14, 2022. The objective of the reverse stock split was to enable our Company to regain compliance with NASDAQ Marketplace Rule 5550(a)(2) and maintain its listing on Nasdaq. As a result of the reverse stock split, each twenty common shares outstanding automatically combined and converted to one issued and outstanding common share without any action on the part of the shareholder. As a result of this stock reverse split, all common stocks issued prior to June 14, 2022 have been retrospectively restated and reflected in the consolidated financial statements.

On July 26, 2022, we completed a private placement of securities, and entered into a securities purchase agreement with eight accredited investors pursuant to which we sold to the investors an aggregate 4,000,000 of our common shares, at a price of $1.50 per share and warrants at a price of $0.01 per warrant to purchase up to an aggregate 4,000,000 of our common shares, for gross proceeds of $6,040,000 and received net proceeds of $6,017,781 after deducting fees and expenses related to the transaction. The warrants have an exercise price of $2.44 per share, and a term of two years.  The warrants are immediately exercisable upon issuance and have a cashless exercise feature. The securities were sold without registration under the Securities Act of 1933 in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and rules promulgated under the Securities Act as sales to accredited investors. The Company’s intention was to use the proceeds of this offering for working capital and general working purposes.

Investor warrants

In connection with the Company’s registered direct offering as consummated on September 30, 2021, pursuant to the securities purchase agreement, the Company also agreed to sell to the investors warrants exercisable for an aggregate of 1,000,000 of its common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split), with warrant purchase price of $0.01 per warrant. The warrants were exercisable immediately as of the date of issuance at an exercise price of $41.20 per share (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) and expired twenty-four (24) months from the date of issuance. The warrants were also be exercised on a cashless basis.

In addition, in connection with the Company’s registered direct offering as consummated on November 3, 2021, pursuant to the securities purchase agreement, the Company also agreed to sell to the investors warrants exercisable for an aggregate of 1,500,000 of its common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split), with warrant purchase price of $0.01 per warrant. The warrants were exercisable immediately as of the date of issuance at an exercise price of $29.40 per share (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) and expired twenty-four (24) months from the date of issuance. The warrants were also be exercised on a cashless basis.

As of December 31, 2021, 2,500,000 warrants (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) were issued and outstanding and 1,528,000 warrants (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) have been exercised on the cashless basis in exchange for 1,221,181 of the Company’s common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) and the Company did not receive any proceeds from the exercise of these warrants. An, additional 972,00 warrants (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split) were exercised on a cashless basis in January 2022 in exchange for 1,104,587 of the Company’s common shares (as adjusted for the Company’s June 14, 2022 1-for-20 reverse stock split).

For the above-mentioned investor warrants, the Company couldcompel the exercise of the warrants if the closing price of the Company’s common shares exceeded$6.00 for ten (10) consecutive trading days commencing six (6) months after issuance. The exercisability of the warrants was limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 9.99% of the Company’s common shares. As of the date of this Annual Report, all investor warrants issued in the September and November 2021 registered direct offerings have been exercised and none remain outstanding.

On July 26, 2022, in connection with our private placement of securities as mentioned above, in which we sold to the investors an aggregate 4,000,000 of our common shares, at a price of $1.50 per share and warrants at a price of $0.01 per warrant to purchase up to an aggregate 4,000,000 of our common shares, for gross proceeds of $6,040,000. The warrants have an exercise price of $2.44 per share, and with an original term of two years.  The warrants were immediately exercisable upon issuance and have a cashless exercise feature. On July 11, 2023, the Company and investors agreed to extend the exercise period of the warrants to July 26, 2027. The Company recorded additional stock compensation expense of $3,040,000 for the year ended December 31, 2023 related to this modification. The Company estimates the fair value of the warrants issued using the Black-Scholes option pricing model and assumptions used in calculating the fair value represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

The fair value of the warrants were estimated using the following assumptions:

July 11, 2023
Exercise price	$2.44
Stock Price	$1.28
Term (in years)	4.04
Volatility	115.59% -166.99%
Risk-free interest rate	4.52%
Dividend yield	0

The following table summarizes the investor warrants activities for the years ended December 31, 2023, 2022 and 2021 was as follows:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding, December 31, 2020	-	-	-
Granted	50,000,000	$34.20	2.00
Exercised	(30,560,000)	34.20	1.87
Exercisable, December 31, 2021	19,440,000	$32.60	1.75
Granted	4,000,000	2.44	2.00
Exercised	(19,440,000)	32.60	0.75
Outstanding, December 31, 2022	4,000,000	$2.44	1.68
Outstanding, December 31, 2023	4,000,000	$2.44	3.57
Exercisable, December 31, 2023	4,000,000	$2.44	3.57

Statutory reserve

In accordance with the relevant laws and regulations of the PRC, the Company’s PRC subsidiaries are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital. The statutory reserve is not distributable in the form of cash dividends and can be used to make up cumulative prior year losses. As of December 31, 2022, the Company had statutory reserve in the amount of $160,014. In connection with the bankruptcy determination and disposition of Tiandihui as disclosed in Note 4, the prior year recorded statutory reserve of $160,014 was written off. As of December 31, 2023, the balance of statutory reserve was $0.

Restricted net assets

As a result of the PRC laws and regulations, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted included additional paid-in capital and statutory reserves of the Company’s PRC subsidiaries.

In connection with the bankruptcy determination and disposition of Tiandihui as disclosed in Note 4, prior year restricted assets associated with Tiandihui were written off. As of December 31, 2023 and 2022, total restricted net assets were $2,900,000 and $14,666,369, respectively.